UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6642

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Connecticut Intermediate Municipal Bond Fund
Statement of Investments
June 30, 2005 (Unaudited)

Long-Term Municipal Investments--99.0%	Principal
	Amount ($)		Value ($)
Connecticut--72.5%	----------	-	-----------

Bridgeport 6%, 9/1/2006 (Insured; AMBAC)	1,750,000		1,816,692

Bristol Resource Recovery Facility Operating
Committee, Solid Waste Revenue
(Covanta Bristol Inc. Project)
5%, 7/1/2014 (Insured; AMBAC)	2,000,000		2,204,139

Connecticut:
5.25, 3/15/2010 (Insured; MBIA)	5,100,000		5,463,476
5.25%, 12/15/2010	50,000		55,407
5.375%, 12/15/2010 (Insured; MBIA)	4,100,000		4,575,477
7.758%, 12/15/2010	1,250,000	a,b	1,520,363
5.75%, 6/15/2011 (Prerefunded 6/15/2010)	30,000	c	33,538
8.758%, 6/15/2011	1,500,000	a,b	1,853,820
5.125%, 11/15/2013	1,500,000		1,661,070
Airport Revenue (Bradley International Airport):
5.25%, 10/1/2014 (Insured; FGIC)	2,000,000		2,160,260
5.25%, 10/1/2017 (Insured; FGIC)	2,275,000		2,449,379
Special Tax Obligation Revenue
(Transportation Infrastructure):
5.25%, 9/1/2007	1,115,000		1,173,705
5.25%, 9/1/2007 (Insured; MBIA)	1,360,000		1,431,903
5.375%, 9/1/2008	2,500,000		2,689,750
5.50%, 11/1/2012 (Insured; FSA)	4,180,000		4,782,840
5.375%, 7/1/2013 (Insured; FSA)	1,000,000		1,128,800

Connecticut Clean Water Fund, Revenue
5.125%, 7/1/2007 (Insured; MBIA)	2,000,000		2,024,040

Connecticut Development Authority:
First Mortgage Gross Revenue
(Health Care Project):
(Church Homes, Inc.) 5.70%, 4/1/2012	1,990,000		2,024,706
(Elim Park Baptist) 5.375%, 12/1/2011	1,765,000		1,818,550
PCR (United Illuminating) 3%, 2/1/2009	2,500,000		2,461,650
Revenue (Duncaster Project) 5.50%, 8/1/2011
(Insured, Radian)	2,405,000		2,648,338

Connecticut Health and Educational
Facilities Authority, Revenue:
(Children's Medical Center)
5%, 7/1/2021 (Insured; MBIA)	1,045,000		1,128,684
(Greenwich Hospital)
5.75%, 7/1/2006 (Insured; MBIA)	1,000,000		1,030,630
(Hospital for Special Care) 5.125% 7/1/2007	1,100,000		1,107,898
(Nursing Home Program -
3030 Park Fairfield Health Center)
6.25%, 11/1/2021	2,500,000		2,636,300
(Saint Mary's Hospital) 6%, 7/1/2005	1,070,000		1,070,054
(Stamford Hospital)
5.20%, 7/1/2007 (Insured; MBIA)	2,210,000		2,305,074
(University of Hartford) 5.50%, 7/1/2022

(Insured, Radian)	2,000,000		2,226,480
(University of New Haven):
6%, 7/1/2006	200,000		202,458
6.625%, 7/1/2016	2,000,000		2,076,500
(Windham Community Memorial Hospital)
5.75%, 7/1/2011 (Insured; ACA)	675,000		706,604
(Yale - New Haven Hospital)
5.50%, 7/1/2013 (Insured; MBIA)	1,000,000		1,045,300

Connecticut Higher Education Supplemental Loan
Authority, Revenue
(Family Education Loan Program):
5.50%, 11/15/2008	795,000		810,018
5.60%, 11/15/2009	845,000		861,697
5.625%, 11/15/2011 (Insured; AMBAC)	560,000		565,538

Connecticut Resource Recovery Authority, Revenue:
(American Refunding-Fuel Co)
5.50%, 11/15/2015	3,250,000		3,372,850
(Bridgeport Resco Co. LP Project)
5.375%, 1/1/2006 (Insured; MBIA)	2,500,000		2,534,375
(Mid-Connecticut System) 5.50%, 11/15/2012
(Prerefunded 11/15/2010)	1,000,000	c	1,107,250

Fairfield 5.50%, 4/1/2011	2,030,000		2,288,216

Greenwich Housing Authority, MFHR
(Greenwich Close) 6.25%, 9/1/2017	2,000,000		2,071,520

Hamden 5.25%, 8/15/2014 (Insured; MBIA)	1,000,000		1,129,150

Hartford, Parking System Revenue
6.40%, 7/1/2020 (Prerefunded 7/1/2010)	1,000,000	c	1,145,610

Middletown 5%, 4/15/2008	1,760,000		1,862,608

New Canaan:
5.25%, 2/1/2009 (Prerefunded 2/1/2006)	550,000	c	558,674
5.30%, 2/1/2010.(Prerefunded 2/1/2006)	650,000	c	660,439

New Haven:
5.25%, 8/1/2006 (Insured; FGIC)	1,200,000		1,226,604
5.25%, 11/1/2011 (Insured; FGIC)	1,335,000		1,491,422

New Haven Air Rights Parking Facility, Revenue
5.375%, 12/1/2011 (Insured; AMBAC)	1,165,000		1,308,947

University of Connecticut:
5.25%, 2/15/2012	2,000,000		2,240,160
5.75%, 3/1/2013 (Insured; FGIC)
(Prerefunded 3/1/2010)	1,850,000	c	2,084,599
5%, 2/15/2024 (Insured; FSA)	1,225,000		1,327,618

Waterbury 5.25, 2/1/2014 (Insured; FSA)	2,265,000		2,560,650

Weston:
5.25%, 7/15/2017 (Prerefunded 7/15/2015)	1,350,000	c	1,539,351
5.25%, 7/15/2018 (Prerefunded 7/15/2015)	1,000,000	c	1,140,260

Westport:
5%, 8/15/2016	1,500,000		1,678,800

5%, 8/15/2017	3,470,000		3,875,747

U.S. Related--26.5%

Childrens Trust Fund, Tobacco Settlement Revenue:
5.75%, 7/1/2012 (Prerefunded 7/1/2010)	1,500,000	c	1,681,050
5.75%, 7/1/2013 (Prerefunded 7/1/2010)	1,300,000	c	1,456,910
5.75%, 7/1/2014 (Prerefunded 7/1/2010)	4,000,000	c	4,482,800

Guam Economic Development Authority,
Tobacco Settlement:
0/5.20%, 11/15/2007	795,000	d	727,616
5%, 5/15/2022	170,000		173,291
Tobacco Settlement 0/5.45%, 11/15/2007	1,445,000	d	1,289,952

Puerto Rico Commonwealth:
(Public Improvement):
5.25%, 7/1/2012 (Insured; FSA)	2,600,000		2,931,136
5.25%, 7/1/2014 (Insured; MBIA)	1,000,000		1,144,530
5.50%, 7/1/2016 (Insured; FGIC)	3,270,000		3,841,727

Puerto Rico Commonwealth Highway &
Transportation Authority, Highway Revenue
5.50%, 7/1/2016 (Insured; FGIC)	2,460,000		2,890,106

Puerto Rico Commonwealth Infrastructure
Financing Authority, Special Tax Revenue
5.50%, 7/1/2025 (Insured; AMBAC)	2,000,000		2,408,820

Puerto Rico Electric Power Authority,
Power Revenue:
6.125%, 7/1/2009 (Insured; MBIA)	4,000,000		4,486,600
5%, 7/1/2011	3,000,000		3,256,950

Virgin Islands Public Finance Authority, Revenue
Gross Receipts Taxes Loan:
5.625%, 10/1/2010	1,000,000		1,058,550
6.375%, 10/1/2019	3,000,000		3,443,940
Senior Lien 5.50%, 10/1/2008	1,500,000		1,603,065

Total Investments (cost $131,136,830)	99.0%		137,833,031

Cash and Receivables (Net)	1.0%		1,368,429

Net Assets	100.0%		139,201,460

Note to Statement of Investments:

(a) Inverse Floater security-the interest rate is subject to change periodically.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Investment Advisor. At June 30, 2005, these securities amounted to $3,374,183 or 2.4% of the funds net assets.
(c) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(e) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)